INCOME TAXES - Narrative (Details) ¥ in Thousands	12 Months Ended							24 Months Ended			36 Months Ended		48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020
Tax losses carry forwards			¥ 2,744,973
PRC statutory income tax rate			25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%						15.00%
Assessable tax, percent			12.5						25
Assessable profit before tax			¥ 1,000						¥ 1,000
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent			0.00%	0.00%	0.00%
Deferred Tax Assets along with Valuation allowance			¥ 712
State Administration of Taxation, China [Member]
Withholding Tax Percentage On Repatriated Earnings			10.00%
Maximum
Preferential income tax rate small profit enterprises, percent			50.00%						50.00%	20.00%	20.00%		20.00%
Following preferential income tax rate small profit enterprises, percent										50.00%
Assessable profit before tax			¥ 3,000						¥ 3,000
Minimum
Preferential income tax rate small profit enterprises, percent								20.00%	20.00%
Assessable profit before tax			1,000						¥ 1,000
HK [Member]
Tax losses carry forwards			¥ 8,776
Tarena Hangzhou [Member]
PRC statutory income tax rate		15.00%	15.00%	15.00%	25.00%	12.50%
Tax exempt income, percent				50.00%
Hanru Hangzhou [Member]
PRC statutory income tax rate			15.00%	12.50%	12.50%	12.50%	0.00%
Tax exempt income, percent					50.00%
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent					50.00%
2022 [Member]
Tax losses carry forwards			¥ 24,847
2023 [Member]
Tax losses carry forwards			333,740
2024 [Member]
Tax losses carry forwards			884,403
2025 [Member]
Tax losses carry forwards			818,369
2026 [Member]
Tax losses carry forwards			¥ 674,838